Other comprehensive income	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Other comprehensive income
29. Other comprehensive income

						2024
	Attributable to equity holders of the company
All figures in £ millions	Fair value reserve	Translation reserve	Retained earnings	Total	Non- controlling interest	Total

Items that may be reclassified to the income statement

Net exchange differences on translation of foreign operations	–	(35)	–	(35)	–	(35)

Currency translation adjustment disposed	–	–	–	–	–	–

Attributable tax	–	–	2	2	–	2

Items that are not reclassified to the income statement

Fair value losses on other financial assets	(2)	–	–	(2)	–	(2)

Attributable tax	–	–	–	–	–	–

Remeasurement of retirement benefit obligations	–	–	5	5	–	5

Attributable tax	–	–	(2)	(2)	–	(2)

Other comprehensive income/(expense) for the year	(2)	(35)	5	(32)	–	(32)

						2023

	Attributable to equity holders of the company
All figures in £ millions	Fair value reserve	Translation reserve	Retained earnings	Total	Non- controlling interest	Total

Items that may be reclassified to the income statement

Net exchange differences on translation of foreign operations	–	(176)	–	(176)	(1)	(177)

Currency translation adjustment disposed	–	(122)	–	(122)	–	(122)

Attributable tax	–	–	–	–	–	–

Items that are not reclassified to the income statement

Fair value gain on other financial assets	1	–	–	1	–	1

Attributable tax	–	–	–	–	–	–

Remeasurement of retirement benefit obligations	–	–	(85)	(85)	–	(85)

Attributable tax	–	–	20	20	–	20

Other comprehensive income/(expense) for the year	1	(298)	(65)	(362)	(1)	(363)

						2022

	Attributable to equity holders of the company
All figures in £ millions	Fair value reserve	Translation reserve	Retained earnings	Total	Non- controlling interest	Total

Items that may be reclassified to the income statement

Net exchange differences on translation of foreign operations	–	328	–	328	2	330

Currency translation adjustment disposed	–	(5)	–	(5)	–	(5)

Attributable tax	–	–	4	4	–	4

Items that are not reclassified to the income statement

Fair value gain on other financial assets	18	–	–	18	–	18

Attributable tax	–	–	1	1	–	1

Remeasurement of retirement benefit obligations	–	–	54	54	–	54

Attributable tax	–	–	(12)	(12)	–	(12)

Other comprehensive income/(expense) for the year	18	323	47	388	2	390